Contract Liabilities - Schedule of Movement In Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)
Change in Contract with Customer, Asset and Liability [Roll Forward]
Beginning balance	$ 8,774,162	$ 1,117,742	$ 4,619,690
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(8,265,957)	(1,053,002)	(6,388,598)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	11,894,946	1,515,299	10,543,070
Ending balance	12,403,151	1,580,039	8,774,162
Less: Amount expected to be recognized as revenue beyond 12 months	(100,427)		(104,714)	$ (12,793)
Amount expected to be recognized as revenue in 12 months	$ 12,302,724	$ 1,567,246	$ 8,669,448